Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.7%)
Communication Services (6.8%)
	Nexstar Media Group Inc. Class A	129,644	24,575
*	Ziff Davis Inc.	202,166	18,652
	John Wiley & Sons Inc. Class A	269,362	12,770
	Interpublic Group of Cos. Inc.	150,917	5,186
[1]	Manchester United plc Class A	229,484	5,072
*	Madison Square Garden Entertainment Corp.	104,754	5,041
	Paramount Global Inc. Class B	187,272	3,760
	Madison Square Garden Sports Corp.	16,358	2,664
			77,720
Consumer Discretionary (11.9%)
*	Victoria's Secret & Co.	412,216	18,962
	Lithia Motors Inc. Class A	54,737	13,099
*	Adtalem Global Education Inc.	229,500	9,547
*	Royal Caribbean Cruises Ltd.	143,354	8,591
*	Modine Manufacturing Co.	389,760	8,251
	Kontoor Brands Inc.	189,577	8,237
*	Leslie's Inc.	530,847	7,750
	Cheesecake Factory Inc.	219,409	7,688
*	OneSpaWorld Holdings Ltd.	659,627	6,577
	LCI Industries	54,686	5,406
	ADT Inc.	549,536	5,133
*	Mattel Inc.	273,639	4,989
	Boyd Gaming Corp.	70,401	4,318
*	Stoneridge Inc.	177,386	4,202
	Gentex Corp.	135,786	3,924
*	Perdoceo Education Corp.	266,320	3,822
*	Helen of Troy Ltd.	38,006	3,745
*	Mohawk Industries Inc.	30,661	3,107
*	Under Armour Inc. Class A	287,805	2,878
*	LGI Homes Inc.	28,239	2,805
*	Lands' End Inc.	234,130	2,707
			135,738
Consumer Staples (0.9%)
	Spectrum Brands Holdings Inc.	174,011	9,269
	J M Smucker Co.	7,928	1,221
			10,490
Energy (4.8%)
	DTE Midstream LLC	259,229	15,639
	Magnolia Oil & Gas Corp. Class A	518,255	13,516
	PDC Energy Inc.	128,920	9,582
	Viper Energy Partners LP	207,210	6,844

		Shares	Market Value ($000)
	Coterra Energy Inc.	223,180	6,229
	Core Laboratories NV	146,091	3,167
			54,977
Financials (17.6%)
	PacWest Bancorp	593,323	15,498
	Starwood Property Trust Inc.	659,452	14,119
	Columbia Banking System Inc.	320,739	10,924
*	Bancorp Inc.	359,139	10,763
	First Merchants Corp.	232,474	10,278
	Wintrust Financial Corp.	111,967	10,237
	Pinnacle Financial Partners Inc.	109,407	9,178
	BGC Partners Inc. Class A	2,013,165	8,677
	First BanCorp (XNYS)	544,249	8,371
	Pacific Premier Bancorp Inc.	218,133	8,060
	Popular Inc.	103,336	7,546
	Washington Federal Inc.	210,844	7,436
	BankUnited Inc.	199,985	7,343
	Flushing Financial Corp.	344,297	7,182
	Webster Financial Corp.	125,192	6,803
	Renasant Corp.	156,632	6,386
	WSFS Financial Corp.	115,144	5,586
*	NMI Holdings Inc. Class A	254,535	5,480
	KKR & Co. Inc.	95,575	4,962
	Northern Trust Corp.	51,274	4,774
	Evercore Inc. Class A	39,212	4,516
	BOK Financial Corp.	41,768	4,373
	PJT Partners Inc. Class A	55,247	4,255
	Affiliated Managers Group Inc.	24,093	3,865
	Lazard Ltd. Class A	96,057	3,517
	First American Financial Corp.	61,239	3,347
	Argo Group International Holdings Ltd.	118,690	3,226
*	Green Dot Corp. Class A	88,116	1,796
	Janus Henderson Group plc	50,771	1,284
			199,782
Health Care (5.0%)
*	Enovis Corp.	161,886	8,763
*	Envista Holdings Corp.	213,503	7,285
*	Varex Imaging Corp.	310,090	6,586
*	LivaNova plc	95,558	5,291
*	Pacira BioSciences Inc.	97,091	4,685
*	Acadia Healthcare Co. Inc.	49,941	4,448
	Laboratory Corp. of America Holdings	17,507	4,214
*	Merit Medical Systems Inc.	56,536	4,070
*	NuVasive Inc.	99,400	3,861
*	Charles River Laboratories International Inc.	14,974	3,422
*	Prestige Consumer Healthcare Inc.	36,032	2,214
*	Bio-Rad Laboratories Inc. Class A	3,966	1,645
			56,484
Industrials (16.2%)
	BWX Technologies Inc.	240,508	14,644
*	KAR Auction Services Inc.	863,218	11,861
*	GXO Logistics Inc.	208,356	9,764
*	Beacon Roofing Supply Inc.	161,550	9,433
	Applied Industrial Technologies Inc.	70,638	9,359
	MDU Resources Group Inc.	293,322	9,237
*	Univar Solutions Inc.	275,340	9,122
	KBR Inc.	175,760	9,081

		Shares	Market Value ($000)
*	WESCO International Inc.	65,234	8,410
	Esab Corp.	161,076	7,625
*	Array Technologies Inc.	332,214	6,957
*	IAA Inc.	181,309	6,775
*	Stericycle Inc.	129,162	6,733
	EnerSys	81,627	6,169
	Interface Inc. Class A	521,354	5,646
*	Builders FirstSource Inc.	88,020	5,627
*	MRC Global Inc.	425,387	5,003
	nVent Electric plc	113,993	4,561
	Kennametal Inc.	168,561	4,453
*	XPO Logistics Inc.	110,430	4,265
	HNI Corp.	133,203	3,863
	Masco Corp.	72,931	3,703
*	Resideo Technologies Inc.	202,631	3,283
	Brink's Co.	51,264	3,063
	Kaman Corp.	141,342	2,879
	Greenbrier Cos. Inc.	60,066	2,306
	Snap-on Inc.	9,521	2,291
*	Triumph Group Inc.	194,276	2,224
*	RXO Inc.	110,430	2,098
	Steelcase Inc. Class A	157,878	1,252
	Simpson Manufacturing Co. Inc.	12,121	1,128
*	Generac Holdings Inc.	9,398	992
			183,807
Information Technology (10.2%)
*	Verint Systems Inc.	363,328	14,290
	Belden Inc.	135,437	10,895
	Jabil Inc.	149,830	10,816
*	Insight Enterprises Inc.	93,383	9,703
*	ACI Worldwide Inc.	457,703	9,566
*	Fabrinet	67,577	9,015
	TD SYNNEX Corp.	69,778	7,138
	Concentrix Corp.	56,558	6,922
*	Euronet Worldwide Inc.	71,051	6,604
*	Teledyne Technologies Inc.	14,545	6,110
	MKS Instruments Inc.	65,026	5,453
*	Consensus Cloud Solutions Inc.	94,182	5,349
*	Verra Mobility Corp. Class A	285,332	4,523
*	Zebra Technologies Corp. Class A	15,209	4,111
*	Keysight Technologies Inc.	18,124	3,278
*	MACOM Technology Solutions Holdings Inc. Class H	33,565	2,306
			116,079
Materials (9.4%)
	Silgan Holdings Inc.	648,063	34,283
*	Axalta Coating Systems Ltd.	614,059	16,481
	Ashland Inc.	136,413	15,260
	FMC Corp.	93,502	12,215
	Eagle Materials Inc.	63,285	8,628
	Pactiv Evergreen Inc.	474,142	5,519
	Carpenter Technology Corp.	128,299	5,268
*	Diversey Holdings Ltd.	857,894	4,410
	Graphic Packaging Holding Co.	189,761	4,361
			106,425
Real Estate (9.4%)
	Gaming and Leisure Properties Inc.	394,554	20,757
	Medical Properties Trust Inc.	849,450	11,145

		Shares	Market Value ($000)
	Corporate Office Properties Trust	299,502	8,317
	Agree Realty Corp.	117,261	8,202
	SITE Centers Corp.	569,134	7,735
	Spirit Realty Capital Inc.	180,957	7,495
	STAG Industrial Inc.	216,915	7,139
	NETSTREIT Corp.	274,064	5,352
	Newmark Group Inc. Class A	620,491	5,262
	Equity Commonwealth	192,132	5,205
	Sunstone Hotel Investors Inc.	446,707	4,909
	RPT Realty	415,722	4,656
	Independence Realty Trust Inc.	207,291	3,756
*	CBRE Group Inc. Class A	41,453	3,300
*	Jones Lang LaSalle Inc.	19,079	3,209
			106,439
Utilities (1.5%)
	Portland General Electric Co.	164,100	8,079
	ALLETE Inc.	86,889	5,752
	Unitil Corp.	63,997	3,508
			17,339
Total Common Stocks (Cost $907,497)			1,065,280
Temporary Cash Investments (6.5%)
Money Market Fund (6.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $74,379)	744,051	74,398
Total Investments (100.2%) (Cost $981,876)			1,139,678
Other Assets and Liabilities—Net (-0.2%)			(2,229)
Net Assets (100%)			1,137,449
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,866,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,065,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	405	38,222	1,261
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.